Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2012	2013
	$	$
Leasehold improvements	1,987,265	6,284,893
Furniture, fixtures and equipment	2,953,863	4,217,114
Motor vehicles	741,551	1,053,463
Software	1,378,745	2,593,932

	7,061,424	14,149,402
Accumulated depreciation	(3,429,370)	(5,409,226)

	3,632,054	8,740,176
Construction in progress	755,899	672,137

	4,387,953	9,412,313